Average Annual Total Returns - FidelitySAIConservativeIncomeMunicipalBondFund-PRO - FidelitySAIConservativeIncomeMunicipalBondFund-PRO - Fidelity SAI Conservative Income Municipal Bond Fund	Apr. 01, 2025
Fidelity SAI Conservative Income Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.30%
Since Inception	3.88%	[1]
Fidelity SAI Conservative Income Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.30%
Since Inception	3.88%	[1]
Fidelity SAI Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.38%
Since Inception	3.80%	[1]
LB015
Average Annual Return:
Past 1 year	1.05%
Since Inception	6.76%
F1872
Average Annual Return:
Past 1 year	3.10%
Since Inception	3.64%
LB319
Average Annual Return:
Past 1 year	2.71%
Since Inception	3.78%

[1]	A From November 6, 2023 .